Other revenues	6 Months Ended
Jun. 30, 2017
Other revenues
8 Other revenues
in	2Q17	1Q17	2Q16	6M17	6M16
Other revenues (CHF million)
Noncontrolling interests without SEI	0	(1)	1	(1)	1
Loans held-for-sale	1	(1)	(48)	0	(57)
Long-lived assets held-for-sale	(4)	(7)	(9)	(11)	24
Equity method investments	65	41	46	106	95
Other investments	30	47	31	77	15
Other	234	202	198	436	364
Other revenues	326	281	219	607	442

Bank
Other revenues
8 Other revenues
in	6M17	6M16
Other revenues (CHF million)
Loans held-for-sale	0	(57)
Long-lived assets held-for-sale	(11)	24
Equity method investments	104	93
Other investments	76	11
Other	483	440
Other revenues	652	511